Note 10 - Finance Costs	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
10.
FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company’s debt facilities, lease liabilities and accretion of decommissioning liabilities. The Company’s finance costs in the year are summarized as follows:

	Year Ended December 31,
	2019	2018
Debt facilities (Note 20)	$10,885	$10,389
Lease liabilities (Note 21)	1,142	524
Accretion of decommissioning liabilities (Note 22)	2,410	1,495
Silver sales and other	710	628
	$15,147	$13,036